Related Parties (Tables)	6 Months Ended
Sep. 30, 2025
Related Parties [Abstract]
Nature of Relationship With Related Parties	Nature of relationship with related parties
Name	Relationship with the Group
Mr. Lap Sun Wong	CEO, Chairman and Controlling shareholder
Mr. Zhifang Zhang	Director
LS International Holdings Limited	A company is controlled by two Directors of the Company
Wing Hong Pharmaceutical Limited	A company is controlled by two Directors of the Company
HongKong Hao Le Ku Limited	A company was controlled by COO of the Company *
HongKong Profit Fields Group Limited	A company is a minority shareholder of the Company
Hangzhou Liku Electronic Commercial Co., Ltd.	A company is controlled by son of the Chairman of the Company
My Brand Management Limited	A company is controlled by the Chairman of the Company
Billion Built International Limited	A company is controlled by the Chairman of the Company
Fame overseas Supply Chain Limited	A company is controlled by the Chairman of the Company

*	From January 9, 2024, HongKong Hao Le Ku Limited was not a related party of the Company.

Schedule of Receivables (Payables) Related Party	Significant receivables/(payables), on a net basis, between the Group and the above related parties:
Name	As at September 30, 2025	As at March 31, 2025
Wing Hong Pharmaceutical Limited	$13,052	$80
Billion Built International Limited	-	51,415
Fame overseas Supply Chain Limited	-	5,814
Total of Amount due from related parties	$13,052	$57,309
Name	As at September 30, 2025	As at March 31, 2025
Mr. Lap Sun Wong	$(336,412)	$(115)
Mr. Zhifang Zhang	(1,198)	(1,198)
Total of Amount due to related parties	$(337,610)	$(1,313)

Schedule of Significant Related Parties	Significant related parties‘ transactions between the Group and the above related parties for the six months ended September 30, 2025:
Name	Sales to	Purchase from	Loan to	Loan from
Mr. Lap Sun Wong	$—	$—	$12,506	$347,469
Billion Built International Limited	—	66,719	—	—
Wing Hong Pharmaceutical Limited	40,902	—	—	—
Significant related parties‘ transactions between the Group and the above related parties for the six months ended September 30, 2024:
Name	Sales to	Purchase from	Loan to	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$1,675
Mr. Zhifang Zhang	—	—	—	5,776
Wing Hong Pharmaceutical Limited	1,564	—	—	—
HongKong Profit Fields Group Limited	52,234	—	—	—